Related party transactions (Details) $ / shares in Units, ¥ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2023 USD ($) $ / shares shares	Apr. 30, 2021 shares	Dec. 31, 2021 CNY (¥)
Related party transactions
Stock issued, during the period		3,685,504
Aggregate subscription price | ¥			¥ 183,188
Vocal Beats Inc
Related party transactions
Ownership percentage	68.52%
Vocal Beats Inc
Related party transactions
Ordinary shares, shares issued	100,000,000
Ordinary shares, par value | $ / shares	$ 0.0001
Vocal Beats Inc | Sky Voice Limited
Related party transactions
Stock issued, during the period	31,481,481
Aggregate subscription price | $	$ 0.3
Sky Voice Limited | Vocal Beats Inc
Related party transactions
Ownership percentage	31.48%